CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 261,069,414	$ 4,549,034
Restricted cash	595,548	0
Accounts receivable, net	2,047,560	463,333
Inventories	8,139,816	4,207,990
Prepayment and other current assets, net	7,989,607	2,087,756
Receivable from disposal of land use rights and properties	0	7,724,138
Amounts due from related parties - current	1,232,634	1,101,144
Total current assets	281,074,579	20,133,395
Non-current assets:
Equity investments	329,197	0
Plants and equipment, net	1,301,226	1,039,191
Intangible assets, net	3,313	45,430
Right-of-use assets, net	1,669,381	423,304
Amount due from related parties - non-current	4,834,973	0
Other non-current assets, net	2,151,700	1,117,648
Total non-current assets	10,289,790	2,625,573
Total Assets	291,364,369	22,758,968
Current liabilities:
Accounts payable	3,678,823	3,722,686
Accrued expenses and other current liabilities	4,183,263	5,743,323
Contractual liabilities	1,943,623	1,690,837
Operating lease liabilities, current	839,330	131,014
Amounts due to related parties	15,756,028	3,248,777
Total current liabilities	26,401,067	14,536,637
Other non-current liabilities	700,000	0
Operating lease liabilities, non-current	489,997	356,143
Total liabilities	27,591,064	14,892,780
Commitments and contingencies
EQUITY
Ordinary shares (No par value; 174,853,546 and 261,256,254 shares issued and outstanding as of December 31, 2020 and 2021)	0	0
Additional paid in capital	374,901,939	103,113,793
Accumulated deficit	(109,735,935)	(93,314,128)
Accumulated other comprehensive loss	(1,392,699)	(1,904,839)
Total equity attributable to shareholders	263,773,305	7,894,826
Non-controlling interests	0	(28,638)
Total Equity	263,773,305	7,866,188
Total Liabilities and Equity	$ 291,364,369	$ 22,758,968